Stockholder’s Deficit	12 Months Ended
Dec. 31, 2025
TRAILBLAZER HOLDINGS, INC. [Member]
Stockholder’s Deficit [Line Items]
Stockholder’s Deficit

NOTE 4. STOCKHOLDER’S DEFICIT

Common Stock

The Company is authorized to issue 1,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2025 and 2024, there are 1,000 shares of common stock issued and outstanding. Each share of common stock entitles the holder to one vote.